Related party transactions and balances	12 Months Ended
Feb. 28, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

12 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of February 29, 2024 and February 28, 2025:

Name of related parties	Relationship with the Company
Mr. Lim Sin Foo, Harris	Director and major shareholder

Fast Steel Construction Pte Ltd (“FSC”)	Controlled by immediate family member of director, Mr. Lim Sin Foo, Harris

Fast Track Events Sdn Bhd (“FTESB”)	Mr. Lim Sin Foo, Harris was a director of FTESB until July 5, 2023 and a shareholder of FTESB until July 18, 2023.

Related party transactions and balances

Due to director

The Director, Lim Sin Foo, Harris made payments on behalf of the Company to cover operating expenses. The Company has been granted a waiver amounting to S$1,000,000 (US$743,100) for the year ended February 29, 2024. The payable balance due to director was S$330,762 and S$691,981 (US$512,827) as of February 29, 2024 and February 28, 2025 respectively. No written agreement was entered into between the Company and Lim Sin Foo, Harris.

Agency Service provided

On June 20, 2023, FSC, FTE and Kong Hwee Iron Works & Construction Pte Ltd entered into an agreement pursuant to which FTE acted as concert consultant and to be in charge of the stadium scale staging project for FSC, while Kong Hwee Iron Works & Construction Pte Ltd was appointed as fabricator of the products. FTE provided the services to FSC amounting to S$965,005 (US$717,095) for the year ended February 29, 2024. The amount has been fully received as of February 29, 2024.

On June 30, 2023, FTE and FTESB entered into an event engagement contract, pursuant to which FTESB was responsible for organizing a certain event, while FTE guaranteed the appearance of certain artist that was to attend the event. FTE provided the services to FTESB amounting to S$205,946 (US$153,038) for the year ended February 29, 2024. The receivable balance due from Fast Track Events Sdn Bhd (“FTESB”) was S$22,167 and S$22,260 (US$16,497) as of February 29, 2024 and February 28,2025.